Business acquisitions and equity investment transactions (Schedule of Proforma Information - 2015 Acquisitions) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Business Acquisition [Line Items]
Revenues	¥ 10,068,780	$ 1,540,935	¥ 7,592,127	¥ 4,478,098
Net income/(loss)	¥ (1,389,242)	$ (212,612)	¥ 772,963	1,648,583
2015 Acquisitions [Member]
Business Acquisition [Line Items]
Pro forma total revenues				5,221,763	¥ 2,854,782
Pro forma net loss				(3,441,828)	¥ (595,009)
Revenues				1,200,000
Net income/(loss)				¥ 500,500